Related Parties Transactions (Details) - USD ($)	Mar. 15, 2024	Jun. 30, 2024
Related Party Transaction [Line Items]
Interest rate	0.00%
Lines of credit		$ 84,991
Maximum [Member]
Related Party Transaction [Line Items]
Unsecured line of credit	$ 4,000,000
Minimum [Member]
Related Party Transaction [Line Items]
Unsecured line of credit	$ 2,000,000